Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Ordinary Shares	Deferred Shares	Deferred B Shares	Deferred C Shares	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2021						90,907,830	34,425	88,893,548	1
Beginning balance at Dec. 31, 2021	$ 313,320					$ 4	$ 0	$ 118	$ 0	$ 843,108	$ (8,570)	$ (521,340)
Stockholders' Equity
Share-based compensation expense	2,340									2,340
Exercise of share options (in shares)						111
Exercise of share options	0
Unrealized gain (loss) on foreign currency translation	(7,455)										(7,455)
Net loss	(37,062)											(37,062)
Ending balance (in shares) at Mar. 31, 2022						90,907,941	34,425	88,893,548	1
Ending balance at Mar. 31, 2022	271,143					$ 4	$ 0	$ 118	$ 0	845,448	(16,025)	(558,402)
Beginning balance (in shares) at Dec. 31, 2021						90,907,830	34,425	88,893,548	1
Beginning balance at Dec. 31, 2021	313,320					$ 4	$ 0	$ 118	$ 0	843,108	(8,570)	(521,340)
Stockholders' Equity
Unrealized gain (loss) on foreign currency translation	(24,941)
Net loss	(79,120)
Ending balance (in shares) at Jun. 30, 2022						90,909,783	34,425	88,893,548	1
Ending balance at Jun. 30, 2022	214,521					$ 4	$ 0	$ 118	$ 0	848,370	(33,510)	(600,461)
Beginning balance (in shares) at Mar. 31, 2022						90,907,941	34,425	88,893,548	1
Beginning balance at Mar. 31, 2022	271,143					$ 4	$ 0	$ 118	$ 0	845,448	(16,025)	(558,402)
Stockholders' Equity
Share-based compensation expense	2,922									2,922
Exercise of share options (in shares)						1,842
Exercise of share options	0
Unrealized gain (loss) on foreign currency translation	(17,485)										(17,485)
Net loss	(42,059)											(42,059)
Ending balance (in shares) at Jun. 30, 2022						90,909,783	34,425	88,893,548	1
Ending balance at Jun. 30, 2022	214,521					$ 4	$ 0	$ 118	$ 0	848,370	(33,510)	(600,461)
Beginning balance (in shares) at Dec. 31, 2022		173,074,510	34,425	88,893,548	1	173,074,510	34,425	88,893,548	1
Beginning balance at Dec. 31, 2022	298,674					$ 8	$ 0	$ 118	$ 0	1,007,625	(38,898)	(670,179)
Stockholders' Equity
Share-based compensation expense	2,416									2,416
Unrealized gain (loss) on foreign currency translation	5,641										5,641
Net loss	(39,811)											(39,811)
Ending balance (in shares) at Mar. 31, 2023						173,074,510	34,425	88,893,548	1
Ending balance at Mar. 31, 2023	266,920					$ 8	$ 0	$ 118	$ 0	1,010,041	(33,257)	(709,990)
Beginning balance (in shares) at Dec. 31, 2022		173,074,510	34,425	88,893,548	1	173,074,510	34,425	88,893,548	1
Beginning balance at Dec. 31, 2022	298,674					$ 8	$ 0	$ 118	$ 0	1,007,625	(38,898)	(670,179)
Stockholders' Equity
Unrealized gain (loss) on foreign currency translation	10,941
Net loss	(85,363)
Ending balance (in shares) at Jun. 30, 2023		173,680,872	34,425	88,893,548	1	173,680,872	34,425	88,893,548	1
Ending balance at Jun. 30, 2023	229,336					$ 8	$ 0	$ 118	$ 0	1,012,709	(27,957)	(755,542)
Beginning balance (in shares) at Mar. 31, 2023						173,074,510	34,425	88,893,548	1
Beginning balance at Mar. 31, 2023	266,920					$ 8	$ 0	$ 118	$ 0	1,010,041	(33,257)	(709,990)
Stockholders' Equity
Share-based compensation expense	2,668									2,668
Vesting of restricted stock (in shares)						606,362
Vesting of restricted stock	0
Unrealized gain (loss) on foreign currency translation	5,300										5,300
Net loss	(45,552)											(45,552)
Ending balance (in shares) at Jun. 30, 2023		173,680,872	34,425	88,893,548	1	173,680,872	34,425	88,893,548	1
Ending balance at Jun. 30, 2023	$ 229,336					$ 8	$ 0	$ 118	$ 0	$ 1,012,709	$ (27,957)	$ (755,542)